Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries, fees and short-term benefits	$ 769,636	$ 1,463,106	$ 839,735
Termination benefits	0	0	221,624
Share-based payments	669,371	139,189	145,398
Total	$ 1,439,007	$ 1,602,295	$ 1,206,757